Operating Segment Information - Individual Customers Accounting for at least 10% of Net Sales (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of Major Customers [Line Items]
Net operating revenues	$ 5,036,596	$ 149,284,706	$ 147,870,124	$ 144,830,421
Customer Concentration Risk [Member]
Disclosure of Major Customers [Line Items]
Net operating revenues		26,132,602	34,140,561	28,211,133
Customer Concentration Risk [Member] | Wafer Fabrication [Member] | Customer A [Member]
Disclosure of Major Customers [Line Items]
Net operating revenues		15,632,722	13,324,560	7,449,485
Customer Concentration Risk [Member] | Wafer Fabrication [Member] | Customer B [member]
Disclosure of Major Customers [Line Items]
Net operating revenues		$ 10,499,880	$ 20,816,001	$ 20,761,648